FAIR VALUE MEASUREMENTS - Summary of Fair Value Of Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities:
Contingent consideration	$ 11,566	$ 9,026	$ 7,094	$ 88,950
Fair Value, Recurring [Member]
Assets:
Investments in equity securities with readily determinable fair values	876	7,037	1,843
Forward foreign exchange contracts	263	1,794	2,167
Total	1,139	8,831	4,010
Liabilities:
Contingent consideration	11,566	9,026	7,094
Interest rate swaps	85,373	107,909	40,536
Forward foreign exchange contracts	15,209	5,023	32,290
Total	112,148	121,958	79,920
Fair Value, Recurring [Member] | Level I [Member]
Assets:
Investments in equity securities with readily determinable fair values	876	7,037	1,843
Total	876	7,037	1,843
Fair Value, Recurring [Member] | Level II [Member]
Assets:
Forward foreign exchange contracts	263	1,794	2,167
Total	263	1,794	2,167
Liabilities:
Interest rate swaps	85,373	107,909	40,536
Forward foreign exchange contracts	15,209	5,023	32,290
Total	100,582	112,932	72,826
Fair Value, Recurring [Member] | Level III [Member]
Liabilities:
Contingent consideration	11,566	9,026	7,094
Total	$ 11,566	$ 9,026	$ 7,094